INVESTMENTS (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023 USD ($)	Jul. 31, 2022 shares	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Jun. 30, 2021 USD ($)
INVESTMENTS
Investments in equity investees			¥ 35,291,289	¥ 35,297,395			$ 4,970,674
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
INVESTMENTS
Percentage of equity interest	12.76%
Beijing Weiming Naonao Technology Co. Ltd
INVESTMENTS
Percentage of equity interest			9.09%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
INVESTMENTS
Cost method investments			¥ 8,649	855,338			1,218
Shanghai Ronglei Culture Communication Co., Ltd. [Member]
INVESTMENTS
Percentage of equity interest			12.92%
Cost method investments			¥ 5,000,000	5,000,000			704,235
Nano Labs, Ltd. [Member]
INVESTMENTS
Investments in equity investees			¥ 935,658	584,566			131,785
Ordinary shares obtain | shares								260,642
Gameway Pte.Ltd. [Member]
INVESTMENTS
Equity method investments											¥ 600,000	$ 90,000.00
Percentage of equity interest			1.25%
Cost method investments			¥ 634,870	634,870			$ 89,420
Zte9 Network Technology Co. Ltd. Wuxi
INVESTMENTS
Equity method investment ownership ( as a percentage)			5.00%				5.00%
Skychain Technologies Inc. ("Skychain")
INVESTMENTS
Equity method investments													$ 1,500,000
Equity method investment ownership ( as a percentage)			9.81%				9.81%
Investments in equity investees							$ 15.11
Maxline Holdings Limited Maxline
INVESTMENTS
Equity method investment ownership ( as a percentage)			29.00%				29.00%
Nanyang Herbs Pte Ltd
INVESTMENTS
Equity method investment ownership ( as a percentage)			50.00%				50.00%
Shanghai The9 Education Technology Co Ltd
INVESTMENTS
Percentage of equity interest			19.20%
Dragonfly Ventures II, L.P. ("Dragonfly")
INVESTMENTS
Percentage of equity interest			1.19%
Cost method investments			¥ 19,519,950	19,519,950			$ 2,749,327
Redblock Inc. ("Redblock")
INVESTMENTS
Percentage of equity interest			1.00%
Cost method investments			¥ 1,942,860	¥ 1,942,860			273,646
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
INVESTMENTS
Percentage of equity interest			9.90%
Shangdong Shanyeyunye Culture Co. Ltd
INVESTMENTS
Percentage of equity interest			10.00%
BeijingNaonao
INVESTMENTS
Percentage of equity interest		9.09%	8.30%	8.30%	8.30%	9.09%
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
INVESTMENTS
Percentage of equity interest			12.76%
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
INVESTMENTS
Percentage of equity interest	4.00%		4.00%
Shanghai Institute Of Visual Art Of Fudan University
INVESTMENTS
Investments in equity investees							1.28
SMI Vantage("SMI")
INVESTMENTS
Equity method investments									¥ 2,100,000	$ 300,000
Investments in equity investees			¥ 7,249,302	¥ 6,759,811			$ 1,021,043
Equity investment percentage of ownership interest disposed			5.74%